Related party disclosures	6 Months Ended
Jun. 30, 2019
Related party disclosures
Related party disclosures

Note 12 – Related party disclosures

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management personnel include the Board of Directors and the executive management team. Compensation for key management personnel of the Company was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Short-term benefits(1)	$0.8	$0.9	$1.6	$1.6
Share-based payments(2)	2.0	1.9	3.4	2.4
	$2.8	$2.8	$5.0	$4.0
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options, restricted share units earned and mark-to-market charges on deferred share units during the year.